Note 19 - Share-based Compensation and Warrant Reserve (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Explanation of effect of share-based payments on entity's profit or loss [text block]
	Years ended December 31
	2025	2024
Recognized in net loss and included in:
Exploration and evaluation costs	$143	$138
Fees, salaries and other employee benefits	569	721
Total share-based compensation expense	$712	$859

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	Years ended December 31
	2025	2024
Risk-free interest rate	2.99%	3.45%
Expected dividend yield	Nil	Nil
Share price volatility	71%	70%
Expected life in years	5.0	5.0

Disclosure of range of exercise prices of outstanding share options [text block]
	Options outstanding			Options exercisable
Exercise price ($/option)	Number of shares	Weighted average exercise price (C$/option)	Weighted average remaining life (years)	Number of shares	Weighted average exercise price (C$/option)	Weighted average remaining life (years)
C$0.53 – C$1.00	3,689,500	0.83	1.78	3,629,500	0.83	1.74
C$1.00 – C$1.85	2,616,659	1.06	1.14	2,616,659	1.06	1.14
C$2.05 – C$3.91	33,345	3.37	0.49	33,345	3.37	0.49
	6,339,504	0.94	1.51	6,279,504	0.94	1.48

Disclosure of warrants outstanding [text block]
	Warrants outstanding	Weighted average exercise price (C$/share)
Outstanding, December 31, 2023	7,461,450	$1.20
Expired	(7,461,450)	1.20
Outstanding, December 31, 2024	-	-
Issued	13,029,435	1.00
Outstanding, December 31, 2025	13,029,435	$1.00

Disclosure of warrants issued and outstanding [text block]
Expiry date	Warrants outstanding	Exercise price (C$/share)
May 31, 2027	274,170	$1.35
June 21, 2027	322,638	1.35
October 14, 2027	4,957,500	1.20
November 12, 2027	747,127	1.20
May 26, 2028	6,728,000	0.80
Total	13,029,435	$1.00

Long-term incentive plan [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Number of share options	Weighted average exercise price (C$/option)
Outstanding, December 31, 2023	9,951,602	$1.23
Granted	245,000	0.56
Expired	(472,937)	1.92
Forfeited	(1,502,487)	1.40
Outstanding, December 31, 2024	8,221,178	$1.14
Granted	140,000	0.65
Granted as part of QPM acquisition	282,470	1.92
Exercised	(231,000)	0.55
Expired	(1,838,144)	2.00
Forfeited	(235,000)	1.12
Outstanding, December 31, 2025	6,339,504	$0.94

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	Number of RSU’s	Number of DSU’s	Weighted Average grant date fair value ($/ share)
Outstanding, December 31, 2023	-	-	$-
Granted	1,827,245	-	0.57
Settled	(491,478)	-	0.59
Forfeited	(189,687)	-	0.57
Outstanding, December 31, 2024	1,146,080	-	$0.57
Granted	1,142,500	590,000	0.55
Settled	(382,027)	-	0.53
Forfeited	(179,597)	(110,000)	0.56
Outstanding, December 31, 2025	1,726,956	480,000	$0.56